Core Fixed Income Portfolio
Core Fixed Income Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Core Fixed Income Portfolio Core Fixed Income Portfolio
Maximum Account Fee (annual percentage of assets under management)	1.25%	[1]
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Core Fixed Income Portfolio Core Fixed Income Portfolio
Management Fees	0.35%
Other Expenses	0.18%	[1]
Total Annual Portfolio Operating Expenses	0.53%
[1]	(includes 0.10% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Portfolio | Core Fixed Income Portfolio | USD ($)	54	170	296	665

Portfolio Turnover:
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in fixed income securities.

The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, “U.S. Government Securities”) and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A by Standard & Poor’s Ratings Series, a division of McGraw-Hill Companies, Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB- or higher by S&P or Baa3 or higher by Moody’s or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Core Fixed Income Portfolio

During the periods shown in the bar chart, the highest quarterly return was 5.92% (for the quarter ended December 31, 2008) and the lowest quarterly return was -2.73% (for the quarter ended June 30, 2013).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Core Fixed Income Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Core Fixed Income Portfolio		1.05%	2.79%	4.21%
Core Fixed Income Portfolio | Return After Taxes on Distributions		(0.04%)	1.61%	2.85%
Core Fixed Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		0.71%	1.73%	2.79%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	4.51%
Morningstar Intermediate-Term Bond Average	[1]	(0.26%)	2.96%	4.03%
[1]	The Morningstar Intermediate-Term Bond Average is provided so that investors may compare the performance of the Portfolio with the performance a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.